To Our Contract Owners:                                         February 9, 1996

I am pleased to provide you with your Annual Report for New England Variable Annuity Fund I. This report reviews the 1995 performance of the fund and lists the holdings in the portfolio as of December 31, 1995. The report also contains the complete investment history of this twenty-five year old fund on both a year by year and cumulative basis.

The proven long-term investment record of this fund is most impressive. For example, over the ten year period ended December 31, 1995, the value of an accumulation unit rose from 4.823900 to 16.523266 --a total return of 242.5%.

In addition to the performance of the fund, there are a number of other benefits to owning your variable annuity. It is ideally suited for retirement planning since you are provided with a hedge against inflation, a guaranteed minimum death benefit and variable and fixed payout options, including options that provide payments for your lifetime. Your annuity contract will also provide for immediate payment of death proceeds to your named beneficiary without incurring the long delays of probate.

If you are looking for an opportunity to diversify your investments, you may want to consider the American Growth Series variable annuity. This product offers greater diversification through a choice of eleven funds, including common stock funds from some of the most respected fund managers in the industry, such as the Alger Equity Growth fund and Venture Value fund. In addition, the American Growth Series offers balanced, bond and money market funds as well as a Fixed Account. The American Growth Series has no front-end sales load and accepts transfers from your present contract at no charge.

The American Growth Series is not yet available for sale in New York, New Jersey, Oregon, and Michigan. If you would like more information about this investment opportunity, or for an update on state availability, please contact your New England representative.

                                        Sincerely,

                                        /s/ Bruce C. Long

                                        Bruce C. Long
                                        President
                                        New England Annuities

NOTE: Investment performance results contained in this report are not a prediction of future returns and, except for the average annual total returns, do not reflect the deduction of the maximum 6% sales load, the maximum 3% administrative charge or 2% premium tax, if applicable. If included, these charges would reduce performance figures. The investment return on and principal value of your investment will fluctuate, so that your contract may be worth more or less than you invested.

For more complete information about the American Growth Series, including charges and expenses, send for a prospectus from New England Annuities, Marketing, 501 Boylston Street, Boston, MA 02116. Read it carefully before you invest or send money.

NEW ENGLAND VARIABLE ANNUITY FUND I

INVESTMENT RECORD
PERCENT CHANGE IN UNIT VALUE*

                                                                  New England
                                                                Variable Annuity
                                                                     Fund I
      24 years 9 months ended December 31, 1995................     +1,327.7%
      15 years ended December 31, 1995.........................       +766.1%
      10 years ended December 31, 1995.........................       +242.5%
       5 years ended December 31, 1995.........................        +97.1%
       1 year ended December 31, 1995..........................        +38.9%

* The percentage figures for the Fund are based upon beginning accumulation unit values for the periods shown of $1.157298, $1.907809, $4.823900, $8.383448, and $11.899473, respectively.

The periods selected cover the period since the Fund first commenced business, the last fifteen years, the last ten years, the last five years and the past year. The results should be considered in light of the Fund's investment objective and policies, the characteristics and quality of its portfolio securities, and the periods selected. Inasmuch as the Fund does not distribute investment income, the investment record reflects reinvestment of such income. The investment record for the Fund also reflects charges, at an effective annual rate of approximately 1.26%, made for investment management and mortality and expense risks. Other direct expenses reflect an additional .09% in charges to the Fund.

-------------------------------------------------------------------------------

ACCUMULATION UNIT VALUE TABLE

                       Accumulation   %
Date                    Unit Value  Change
March 25, 1971........  $1.157298    --
December 31, 1971.....   1.180085   + 2.0
December 31, 1972.....   1.324345   +12.2
December 31, 1973.....   1.144645   -13.6
December 31, 1974.....   0.786512   -31.3
December 31, 1975.....   0.981727   +24.8
December 31, 1976.....   1.147484   +16.9
December 31, 1977.....   1.077867   - 6.1
December 31, 1978.....   1.180390   + 9.5
December 31, 1979.....   1.356685   +14.9
December 31, 1980.....   1.907809   +40.6
December 31, 1981.....   2.046992   + 7.3
December 31, 1982.....   3.254033   +59.0

                       Accumulation   %
Date                    Unit Value  Change
December 31, 1983.....  $3.943886   +21.2
December 31, 1984.....   3.572709   - 9.4
December 31, 1985.....   4.823900   +35.0
December 31, 1986.....   6.156190   +27.6
December 31, 1987.....   7.017161   +14.0
December 31, 1988.....   6.745649   - 3.9
December 31, 1989.....   7.984578   +18.4
December 31, 1990.....   8.383448   + 5.0
December 31, 1991.....  11.835525   +41.2
December 31, 1992.....  11.576959   - 2.2
December 31, 1993.....  12.850577   +11.0
December 31, 1994.....  11.899473   - 7.4
December 31, 1995.....  16.523266   +38.9

The above table indicates the accumulation unit value of the Fund on March 25, 1971, the date of the first sale, and on the last valuation date of each twelve month period from December 31, 1971 through December 31, 1995, together with the percentage change in accumulation unit values during each such period.

-------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN

The average annual total return of the Fund on a single purchase payment of $1,000 for the 1, 5 and 10 year periods ending December 31, 1995 was 25.1%, 12.2% and 11.9%, respectively, assuming deduction of the 2% maximum premium tax. Assuming no premium tax deduction, the average annual total return on a $1,000 purchase payment for the same periods was 27.7%, 12.6% and 12.2%, respectively. These performance results represent past performance. These results reflect the deduction of the maximum sales and administrative load of 9% of the first $46 and 8% of the balance of the purchase payment (after premium tax, if any).

-------------------------------------------------------------------------------

NEW ENGLAND VARIABLE ANNUITY FUND I
PORTFOLIO REVIEW
As of December 31, 1995

                       TEN LARGEST COMMON STOCK HOLDINGS

                                                                   Percent of
Company                                            Market Value Total Net Assets
-------                                            ------------ ----------------
Citicorp.......................................... $  4,169,500       6.9%
American International Group, Inc.................    3,857,250       6.4
Chemical Banking Corp.............................    3,818,750       6.3
Boeing Co.........................................    3,605,250       5.9
United Technologies Corp..........................    3,415,500       5.6
Merck & Co., Inc..................................    3,353,250       5.5
Philip Morris Companies, Inc......................    3,348,500       5.5
Eli Lilly & Company...............................    3,330,000       5.5
Allstate Corp.....................................    3,290,000       5.4
UAL Corp..........................................    3,070,200       5.1

PORTFOLIO CHANGES
Six Months ended December 31, 1995

          NEW SECURITIES ADDED
                                   Shares
                                   ------
Air Products and Chemicals, Inc..  25,000
Allstate Corp....................  80,000
Burlington Northern Santa Fe
 Corp............................  38,500
Computer Associates
 International, Inc..............  33,000
Computer Sciences Corp...........  13,000
First Data Corp..................  17,300
Eli Lilly & Company..............  59,200
Lockheed Martin Corp.............  15,000
May Department Stores Co.........  56,500
Merck & Co., Inc.................  51,000
Northwest Airlines Corp..........  46,000
PepsiCo, Inc.....................  50,000
Pfizer, Inc......................  20,000
Procter & Gamble Co..............  29,000
Sears, Roebuck & Co..............  63,000
UAL Corp.........................  17,200

        SECURITIES ELIMINATED
                               Shares
                               ------
Aluminum Co. of America....... 62,000
Bank of New York, Inc......... 67,000
BankAmerica Corp.............. 20,000
Champion International Corp... 62,000
Delta Airlines, Inc........... 42,500
Eastman Kodak Co.............. 39,700
General Motors Corp........... 32,000
Hewlett-Packard Co............ 53,200
Intel Corp.................... 59,200
Merrill Lynch & Co., Inc...... 24,000
Microsoft Corp................ 32,000
Micron Technology, Inc........ 48,000
Nokia Corp.................... 31,000
Texas Instruments, Inc........  9,000

NEW ENGLAND VARIABLE ANNUITY FUND I
INVESTMENTS AS OF DECEMBER 31, 1995

        COMMON STOCKS--99.2% OF TOTAL NET ASSETS

                                                                           Value
 Shares                                                                 (Note 1)
 ------                                                               ----------
        AEROSPACE--5.9%
 46,000 Boeing Co..................................................   $3,605,250
                                                                      ----------
        AEROSPACE/DEFENSE--2.0%
 15,000 Lockheed Martin Corp.......................................    1,185,000
                                                                      ----------
        AIRLINES--10.1%
  9,500 AMR Corp.*.................................................      705,375
 46,000 Northwest Airlines Corp.*..................................    2,346,000
 17,200 UAL Corp.*.................................................    3,070,200
                                                                      ----------
                                                                       6,121,575
                                                                      ----------
        BANKS--MONEY CENTER--13.2%
 65,000 Chemical Banking Corp......................................    3,818,750
 62,000 Citicorp...................................................    4,169,500
                                                                      ----------
                                                                       7,988,250
                                                                      ----------
        BEVERAGES & TOBACCO--4.6%
 50,000 PepsiCo, Inc...............................................    2,793,750
                                                                      ----------
        CHEMICALS--MAJOR--2.2%
 25,000 Air Products and Chemicals, Inc............................    1,318,750
                                                                      ----------
        COMPUTER SOFTWARE & SERVICES--4.6%
 33,000 Computer Associates International, Inc.....................    1,876,875
 13,000 Computer Sciences Corp.*...................................      913,250
                                                                      ----------
                                                                       2,790,125
                                                                      ----------
        DRUGS & MEDICINE--13.1%
 59,200 Eli Lilly & Company........................................    3,330,000
 51,000 Merck & Co., Inc...........................................    3,353,250
 20,000 Pfizer, Inc................................................    1,260,000
                                                                      ----------
                                                                       7,943,250
                                                                      ----------
        FINANCIAL SERVICES--1.9%
 17,300 First Data Corp............................................    1,156,938
                                                                      ----------
        FOOD--RETAILERS/WHOLESALERS--5.5%
 37,000 Philip Morris Companies, Inc...............................    3,348,500
                                                                      ----------
        FREIGHT--TRANSPORTATION--5.0%
 38,500 Burlington Northern Santa Fe Corp..........................    3,003,000
                                                                      ----------

   The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE ANNUITY FUND I
INVESTMENTS -- Continued

        COMMON STOCKS -- CONTINUED

                                                                          Value
 Shares                                                                (Note 1)
 ------                                                             -----------
        HOME PRODUCTS & COSMETIC--4.0%
 29,000 Procter & Gamble Co......................................   $ 2,407,000
                                                                    -----------
        INSURANCE--11.8%
 80,000 Allstate Corp............................................     3,290,000
 41,700 American International Group, Inc........................     3,857,250
                                                                    -----------
                                                                      7,147,250
                                                                    -----------
        MACHINERY--1.7%
 30,000 Deere & Co...............................................     1,057,500
                                                                    -----------
        MISCELLANEOUS--5.6%
 36,000 United Technologies Corp.................................     3,415,500
                                                                    -----------
        RETAIL--8.0%
 56,500 May Department Stores Co.................................     2,387,125
 63,000 Sears, Roebuck & Co......................................     2,457,000
                                                                    -----------
                                                                      4,844,125
                                                                    -----------
        TOTAL COMMON STOCKS
        (average cost $51,531,314)...............................    60,125,763
                                                                    -----------
        TOTAL INVESTMENTS--99.2%
        (average cost $51,531,314)...............................    60,125,763
                                                                    -----------
        Receivable for investments sold..........................     1,847,293
        Dividends and interest receivable........................        97,719
        Receivable from contractholders..........................           297
        Liabilities..............................................    (1,487,827)
                                                                    -----------
        TOTAL NET ASSETS--100%...................................   $60,583,245
                                                                    ===========
        * Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE ANNUITY FUND I
STATEMENT OF
ASSETS AND LIABILITIES
December 31, 1995

ASSETS
 Investments in common stocks at market (average cost
  $51,531,314)(Note 1)...........................................  $ 60,125,763
                                                                   ------------
    Total investments............................................    60,125,763
                                                                   ------------
 Receivable for investments sold.................................     1,847,293
 Dividends and interest receivable...............................        97,719
 Receivable from contractholders.................................           297
                                                                   ------------
    Total assets.................................................    62,071,072
                                                                   ------------
LIABILITIES
 Payable for investments purchased...............................     1,065,223
 Payable for investment advisory fees (Note 3)...................        15,126
 Payable for mortality and expense risks (Note 4)................        46,386
 Payable for other direct expenses...............................        34,823
 Payable to contractholders......................................         3,800
 Payable to bank.................................................       322,469
                                                                   ------------
    Total liabilities............................................     1,487,827
                                                                   ------------
NET ASSETS.......................................................   $60,583,245
                                                                   ============
Net assets attributable to
 variable annuity contractholders 3,399,132 accumulation units at
 $16.52 per unit.................................................   $56,164,756
 Annuity reserves (Note 1).......................................     4,418,489
                                                                   ------------
                                                                   $ 60,583,245
                                                                   ============


STATEMENT OF
OPERATIONS
For the year ended December 31, 1995

INVESTMENT INCOME (Note 1)
 INCOME
  Dividends....................................................... $    921,123
  Interest........................................................       41,431
                                                                   ------------
    Total income..................................................      962,554
                                                                   ------------
 EXPENSES
  Mortality and expense risks (Notes 1 and 4).....................      537,004
  Investment advisory fee
   (Note 3).......................................................      175,101
  Other direct expenses
   (Note 3).......................................................       52,649
                                                                   ------------
    Total expenses................................................      764,754
                                                                   ------------
 INVESTMENT INCOME-NET............................................      197,800
                                                                   ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS (Note 2)
  Realized net gain from   investments sold.......................   10,912,465
  Change in unrealized appreciation of investments................    7,289,902
                                                                   ------------
    Net gain on investments.......................................   18,202,367
                                                                   ------------
Net increase in net assets resulting from operations..............  $18,400,167
                                                                   ============

   The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE ANNUITY FUND I
STATEMENTS OF CHANGES IN NET ASSETS

                                                        For the years ended
                                                           December 31,
                                                      ------------------------
                                                         1995         1994
                                                      -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
 Investment income--net.............................. $   197,800  $   605,310
 Realized net gain from investments sold.............  10,912,465    3,522,339
 Change in unrealized appreciation or depreciation of
  investments........................................   7,289,902   (8,335,515)
                                                      -----------  -----------
 Net increase (decrease) in net assets resulting from
  operations.........................................  18,400,167   (4,207,866)
                                                      -----------  -----------
CHANGES FROM PRINCIPAL TRANSACTIONS
 Purchase payments, less sales and administrative
  expenses and applicable premium taxes (Note 3).....     312,538      533,058
 Contract terminations...............................  (8,858,774)  (5,037,786)
 Annuity payments....................................    (537,648)    (431,578)
 Adjustments to annuity reserves (Note 1)............      11,172       79,368
                                                      -----------  -----------
 Decrease in net assets derived from principal
  transactions.......................................  (9,072,712)  (4,856,938)
                                                      -----------  -----------
 Total increase (decrease)...........................   9,327,455   (9,064,804)
NET ASSETS
 Beginning of year...................................  51,255,790   60,320,594
                                                      -----------  -----------
 End of year......................................... $60,583,245  $51,255,790
                                                      ===========  ===========



   The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE ANNUITY FUND I
SUPPLEMENTARY INFORMATION --
Selected Per Unit Data and Ratios

Selected data for an accumulation unit outstanding throughout each year and ratios are as follows:

                                         Year Ended December 31,
                            ---------------------------------------------------
                              1995      1994       1993      1992       1991
                              ----      ----       ----      ----       ----
Net Asset Value, beginning
 of period.................    $11.90    $12.85     $11.58    $11.84     $ 8.38
                            --------- ---------  --------- ---------  ---------
Per unit data
 Investment income.........       .24       .29        .16       .25        .24
 Expenses..................       .19       .16        .15       .14        .13
                            --------- ---------  --------- ---------  ---------
 Investment income-net.....       .05       .13        .01       .11        .11
 Net realized and
  unrealized gain (loss) on
  investments..............      4.57     (1.08)      1.26      (.37)      3.35
                            --------- ---------  --------- ---------  ---------
 Net increase (decrease) in
  net asset value..........      4.62      (.95)      1.27      (.26)      3.46
                            --------- ---------  --------- ---------  ---------
 Net Asset Value, end of
  period...................    $16.52    $11.90     $12.85    $11.58     $11.84
                            ========= =========  ========= =========  =========
Total Return (%)...........      38.9      (7.4)      11.0      (2.2)      41.2
Ratios
 Ratio of operating
  expenses to average net
  assets (%)...............      1.35      1.26       1.26      1.25       1.26
 Ratio of investment
  income-net to average net
  assets (%)...............       .34      1.06        .11       .98       1.11
Portfolio turnover (%).....    228.26    139.43     154.15    171.55     157.43
Number of accumulation
 units outstanding at end
 of period................. 3,399,132 4,038,331  4,410,741 5,103,553  5,499,204

NEW ENGLAND VARIABLE ANNUITY FUND I
NOTES TO FINANCIAL STATEMENTS

1.Significant Accounting Policies

New England Variable Annuity Fund I (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund is sold for use with various retirement plans that are qualified under the Internal Revenue Code, for individual use, and for use with plans and trusts that are not qualified under the Internal Revenue Code. The operations of the Fund are part of New England Mutual Life Insurance Company (the "Insurance Company"). The following is a summary of significant accounting policies consistently followed by the Fund.

A. Security valuation. Investments in common stocks traded on a national securities exchange or on the NASDAQ national market system are valued at their last reported sales prices on the principal exchange, on December 31, 1995, or if there was no reported sale during the day and for over-the-counter securities not so listed, at the last reported bid prices on that date. Corporate short-term notes are stated at cost, which approximates fair market value.

B. Security transactions and related investment income. Security transactions are accounted for on the trade date (the date the order to buy or sell is executed), and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Net investment income and net realized and unrealized gain (loss) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the net assets of the Fund as of the beginning of the valuation period.

C. Federal income taxes. The Fund is not taxed separately because the operations of the Fund are part of the total operations of the Insurance Company. The Insurance Company is taxed as a life insurance company under the Internal Revenue Code. The Fund will not be taxed as a regulated investment company under subchapter M of the Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Fund.

D. Annuity reserves. Annuity reserves are computed for currently payable contracts according to the Progressive Annuity Mortality Table. The assumed interest rate is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 0-5%, as regulated by the laws of the respective states. Charges to annuity reserves for mortality and expense risks experience are reimbursed to the Insurance Company if the reserves required are less than originally estimated. If additional reserves are required, the Insurance Company reimburses the variable annuity account.

2.Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments (other than short-term securities) for the year ended December 31, 1995 were $127,880,425 and $136,039,230, respectively. Gains and losses from sales of investments are computed on the basis of average cost.

3.Advisory and Service Fees With Affiliates

During the year ended December 31, 1995, the Fund incurred investment management fees of $175,101, payable to the Fund's investment adviser, Capital Growth Management Limited Partnership, an affiliate of the Insurance Company. The advisory agreement provides for a fee at the annual rate of 0.3066% of the average net assets of the Fund. Deductions from purchase payments for sales and administrative expenses, which for the year ended December 31, 1995, amounted to $21,952 and $8,245, respectively, were retained by the Insurance Company.

Commencing January 1, 1995, the audit and trustee fees are no longer borne by the Insurance Company, these expenses amounted to $52,649 for the year ended December 31, 1995.

NEW ENGLAND VARIABLE ANNUITY FUND I
NOTES TO FINANCIAL STATEMENTS -- Continued

4.Mortality and Expense Risks and Deductions

Although variable annuity payments differ according to the investment performance of the Fund, they are not affected by mortality or expense experience because the Insurance Company assumes the expense risk and the mortality risk under the contracts. The Insurance Company charges the Fund assets for assuming those risks. During 1995, the mortality and expense risk charges totaled $537,004.

The expense risk assumed by the Insurance Company is the risk that the deductions for sales and administrative expenses and for investment advisory services provided for in the variable annuity contract may prove insufficient to cover the cost of those items.

The mortality risk assumed by the Insurance Company has two elements: a life annuity mortality risk and, for deferred annuity contracts, a minimum death refund risk.

The life annuity mortality risk results from a provision in the contract in which the Insurance Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

Under deferred annuity contracts, the Insurance Company also assumes a minimum death refund risk by providing that there will be payable, on the death of the annuitant during the accumulation period, an amount equal to the greater of (1) the aggregate purchase payments made, without interest, reduced by any partial surrender, and (2) the value of the contract as of the death valuation date.

If those deductions are insufficient to cover the cost of the expense and mortality risks assumed by the Insurance Company, the Insurance Company absorbs the resulting losses and makes sufficient transfers to the Fund from its general assets. Conversely, if those deductions are more than sufficient after the establishment of any contingency reserves deemed prudent or required by law, the excess is transferred to the Insurance Company.

5.Related Parties

Two members of the Board of Managers of the Fund are officers of the Insurance Company and one of those is an officer of the principal underwriter.

6.Increase (Decrease) in Accumulation Units

                                                           For the years ended
                                                              December 31,
                                                           --------------------
                                                             1995       1994
                                                           ---------  ---------
 Units purchased..........................................    23,935     42,915
 Units redeemed...........................................  (663,134)  (415,325)
                                                           ---------  ---------
  Net decrease............................................  (639,199)  (372,410)
Units at beginning of year................................ 4,038,331  4,410,741
                                                           ---------  ---------
Units at end of year...................................... 3,399,132  4,038,331
                                                           =========  =========

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Managers and the Contract Owners of New England Variable Annuity Fund I

We have audited the accompanying statement of assets and liabilities of New England Variable Annuity Fund I, including the schedule of portfolio investments, as of December 31, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and selected per unit data and ratios for each of the five years in the period then ended. These financial statements and selected per unit data and ratios are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and selected per unit data and ratios based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and selected per unit data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and selected per unit data and ratios referred to above present fairly, in all material respects, the financial position of New England Variable Annuity Fund I as of December 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and selected per unit data and ratios for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                        COOPERS & LYBRAND L.L.P.

Boston, Massachusetts
February 5, 1996

Contract Owner Meetings

At a Special Meeting of Contractholders of New England Variable Annuity Fund I held on April 4, 1995, sufficient votes were represented to constitute a quorum, and Contractholders voted to approve the following proposals:

1.To fix the number of and elect Managers:

                                  Voted       Voted    Abstained      Total
        Managers                   For       Against     Votes        Votes
        --------              ------------- ---------- ---------- -------------
Anne M. Goggin............... 1,779,869.702 48,835.758            1,828,705.460
Nancy Hawthorne.............. 1,772,944.663 55,760.797            1,828,705.460
Joseph M. Hinchey............ 1,772,340.138 56,365.322            1,828,705.460
Richard S. Humphrey, Jr. .... 1,772,292.201 56,413.259            1,828,705.460
Robert B. Kittredge.......... 1,772,567.237 56,138.223            1,828,705.460
Laurens MacLure.............. 1,755,308.685 73,396.775            1,828,705.460
Dale Rogers Marshall......... 1,758,656.476 70,048.984            1,828,705.460
Joseph F. Turley............. 1,782,088.098 46,617.362            1,828,705.460
Frederick K. Zimmermann...... 1,769,596.872 59,108.588            1,828,705.460

2.To ratify the selection of Coopers & Lybrand L.L.P. as independent public accountants and auditors for the year ended December 31, 1995.

                                  Voted       Voted    Abstained      Total
                                   For       Against     Votes        Votes
                              ------------- ---------- ---------- -------------
                              1,780,226.052 14,536.207 33,943.201 1,828,705.460

At a Special Meeting of Contractholders of New England Variable Annuity Fund I held on December 28, 1995, sufficient votes were represented to constitute a quorum, and Contractholders voted to approve the following proposal:

1.To approve new investment advisory agreement between the Fund and Capital Growth Management Limited Partnership to be effective upon the merger of New England Mutual Life Insurance Company into Metropolitan Life Insurance Company, such agreement to be in substance identical to the investment advisory agreement currently in effect for the Fund.

                                  Voted       Voted    Abstained      Total
                                   For       Against     Votes        Votes
                              ------------- ---------- ---------- -------------
                              1,274,972.493 32,294.664 60,919.253 1,368,186.410

New England Variable Annuity Fund I
is sponsored by
NEW ENGLAND MUTUAL LIFE INSURANCE CO.
501 Boylston Street
Boston, Massachusetts 02116
Board of Managers
Anne M. Goggin
Nancy Hawthorne
Joseph M. Hinchey
Richard S. Humphrey, Jr.
Robert B. Kittredge
Laurens MacLure
Dale Rogers Marshall
Joseph F. Turley
Frederick K. Zimmermann
Investment Adviser
Capital Growth Management Limited Partnership
One International Place
Boston, Massachusetts 02110
Distributor
New England Securities Corporation
399 Boylston Street
Boston, Massachusetts 02116
Legal Counsel
Ropes & Gray
One International Place
Boston, Massachusetts 02110
Auditor
Coopers & Lybrand L.L.P.
One International Place
Boston, Massachusetts 02110

This report has been prepared for the contract owners of the Fund and is authorized for distribution to prospective investors in the Fund when it is accompanied or preceded by a current prospectus.

501 Boylston Street
Boston, Massachusetts 02116
617-578-2000

--------------------------------------------------------------------------------

EQUAL OPPORTUNITY EMPLOYER M/F

(C)1996 New England Mutual Life Insurance Company

[LOGO OF NEW ENGLAND MUTUAL LIFE INSURANCE COMPANY APPEARS HERE]

--------------------------------------------------------------------------------
NEW ENGLAND
VARIABLE ANNUITY
FUND I

Twenty-Fifth Annual Report
December 31, 1995